Pension and other post-retirement benefits - Amounts Recognized in Accumulated Other Comprehensive Loss (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pension benefits
Actuarial losses (gains)
Balance, January 1	$ 15,807	$ 57,231
Additions to AOCI	(47,473)	(59,754)
Amortization in current period	(3,429)	(13,130)
Amortization due to plan settlements	15
Amortization due to plan settlements		(210)
Reclassification to regulatory accounts	34,409	31,670
Ending balance, December 31	(671)	15,807
Past service losses (gains)
Beginning balance, January 1	(4,195)	(5,306)
Additions to AOCI	0	237
Amortization in current period	1,584	1,626
Amortization due to plan settlements	0
Amortization due to plan settlements		0
Reclassification to regulatory accounts	(752)	(752)
Ending balance, December 31	(3,363)	(4,195)
OPEB
Actuarial losses (gains)
Balance, January 1	(15,630)	(4,299)
Additions to AOCI	(41,527)	(24,126)
Amortization in current period	56	(2,021)
Amortization due to plan settlements	0
Amortization due to plan settlements		0
Reclassification to regulatory accounts	23,551	14,816
Ending balance, December 31	(33,550)	(15,630)
Past service losses (gains)
Beginning balance, January 1	310	0
Additions to AOCI	(24)	(24)
Amortization in current period	(2,476)	334
Amortization due to plan settlements	0
Amortization due to plan settlements		0
Reclassification to regulatory accounts	0	0
Ending balance, December 31	$ (2,190)	$ 310